Income Tax And Social Contribution - Summary of Major Components of Income Tax Expense (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Current income tax	R$ (37,989)	R$ (42,961)	R$ (38,945)
Current social contribution	(13,669)	(15,605)	(14,199)
Total	(51,658)	(58,566)	(53,144)
Deferred income tax	3,921	6,455	683
Deferred social contribution	1,760	2,185	48
Total	5,681	8,640	731
Income taxes and social contribution	R$ (45,977)	R$ (49,926)	R$ (52,413)